Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Dec. 23, 2022	Aug. 05, 2022	May 20, 2022	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Proceeds from Convertible Debt	$ 16,700	$ 5,000	$ 8,300	$ 0	$ 30,000
Convertible debt, fair value disclosures				38,600
Interest expense				1,500
Fair value Of Interest Expenses				$ 4,700